TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

17. TAXATION

(a) Deferred income taxes

The tax effects of temporary differences between the amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes give rise to deferred income taxes as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Tax loss carry forwards	$2,253,563	$1,813,019	$685,368
Share issuance costs	66,023	140,213	214,221
Marketable securities and other	31,157	32,395	32,615
E&E expenditures	6,278	(109)	473,085
Deferred income taxes not recognized	(2,357,021)	(1,985,518)	(1,405,289)
	$—	$—	$—

The Company has tax losses in Canada of approximately $6,456,683 (2024 - $4,855,399; 2023 – $2,477,382) expiring in various amounts from 2040 to 2045. The Company has tax losses in the USA of approximately $2,429,801 (2024 – $2,390,768; 2023 – $78,452). The other temporary differences do not expire under current legislation.

A deferred tax asset has not been recognized in respect of the temporary differences, as it is not probable that sufficient future taxable earnings will be available in the periods when deductions from such potential assets will be realized.

17. TAXATION (Continued)

(b) Income tax expense

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.0% (2024 – 27.0%; 2023 – 27.0%) as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Expected income tax recovery	$(436,243)	$(831,217)	$(1,080,139)
Impact of difference in tax rates and other	1,632	5,098	240,010
Share-based compensation	63,259	246,040	129,976
Deferred income taxes not recognized	371,502	580,229	710,308
	$150	$150	$155

For the Company’s subsidiary, the USA statutory income tax rate is 21.0% (2024 – 21.0%; 2023 – 21.0%) and the Nevada state statutory income tax rate is nil (2024 – nil; 2023 – nil).